Shareholder Report, Holdings (Details)	Jul. 31, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corporation REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corporation Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FolioBeyond Enhanced Fixed Income Premium ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FolioBeyond Enhanced Fixed Income Premium ETF | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
FolioBeyond Enhanced Fixed Income Premium ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
FolioBeyond Enhanced Fixed Income Premium ETF | VanEck High Yield Muni ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares Mortgage Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
FolioBeyond Enhanced Fixed Income Premium ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
FolioBeyond Enhanced Fixed Income Premium ETF | Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FolioBeyond Enhanced Fixed Income Premium ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%